UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  2049

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006

Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	    Zazove Associates, LLC
Address:    940 Southwood Blvd.
            Suite 200
            Incline Village, NV 89451

13F File Number:  28-5338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Steven M. Kleiman
Title:	      Chief Operating Officer
Phone:	      (847) 239-7100
Signature, Place, and Date of Signing:

Steven M. Kleiman	Northbrook, Illinois	August 10, 2006

Report Type (Check only one.):

[X] 	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

Form 13 F Summary Page

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  141

Form 13F Information Table Value Total: $2,867,493 (1000s)
List of Other Included Managers:  None

VALUE        SHARES/   SH/ PUT/ INVSTMT OTHER  Voting Authority (Shares)
NAME OF ISSUER              TITLE OF CLASS    CUSIP     (1000s)   PRN AMT   PRN  DSCRETN Mgrs  a) Sole  b) Shared c) None
AES Corp.                COM	          00130H105	738 	   40,000 "	Sole		40,000
AES Trust III            PFD CV 6.75%	  00808N202	2,297      48,598 	Sole		48,598
CA Inc	                 COM	          12673P105	563        27,402 	Sole		27,402"
COMSYS IT Partners	 COM	          20581E104	" 9,621 "  636,296 "	Sole		"636,296"
Equity Office Properties PFD CV B 5.25%	  294741509	" 1,504 "  27,900 "	Sole		"27,900"
Ford Trust               PFD TR CV6.5%	  345395206	" 25,203 " 906,598 "	Sole		"906,598"
"Franklin Resources,Inc. COM	          354613101	" 8,271 "  95,274 "	Sole		"95,274"
"ITC DeltaCom, Inc"	 COM PAR 0.01	  45031T872	 17 	   12,249 "	Sole		"12,249"
Intevac Inc.	         COM	          461148108	" 1,533 "  70,716 "	Sole		"70,716"
Mirant Corp	         COM	          60467R100	" 10,693"  399,000 "	Sole		"399,000"
Mirant                  *W EXP 01/03/201  60467R118	 843 	   83,500 "	Sole		"83,500"
Mirant           	*W EXP 01/03/201  60467R126	 485 	   45,100 "	Sole		"45,100"
National Australia Bank  CAP UTS EXCHBL	  632525309	" 47,381"  1,115,100 "	Sole		"1,115,100"
New York Community Bncrp BONUSES	  64944P307	 244 	   5,188 "	Sole		"5,188"
Quadramed Corp.	         COM	          74730W101	 117 	   60,000 "	Sole		"60,000"
"Radio One, Inc          CL D NON VTG	  75040P405	" 1,073 "  145,059 "	Sole		"145,059"
Universal Health Services CL B	          913903100      37,570 "  747,511 "	Sole		"747,511"
"World Air Holdings, Inc" COM	          98142V104      2,713 "   315,802 "	Sole		"315,802"
ASM International	 NOTE 5.250% 5/1  00207DAE2	" 1,048 "  1,000,000 "	Sole
ASM International	 NOTE 4.250%12/0  00207DAG7	 484 	   500,000 "	Sole
AirTran Holdings	 NOTE 7.000% 7/0  00949PAB4	" 12,904"  8,122,000 "	Sole
Johnson & Johnson	 SDCV 7/2	  02261WAB5	" 95,050"  113,737,000  Sole
Amdocs	                 NOTE 0.500% 3/1  02342TAD1	" 12,117"  11,945,000 "	Sole
American Equity Inv      NOTE 5.250%12/0  025676AE7	" 12,574"  12,000,000 "	Sole
American Express	 DBCV 1.850%12/0  025816AS8	" 55,454"  54,495,000 "	Sole
American Fin'l Realty    NOTE 4.375% 7/1  02607PAB3	" 12,670"  14,000,000 "	Sole
"ArvinMeritor, Inc"	 NOTE 4.625% 3/0  043353AF8	" 13,825"  13,000,000 "	Sole
AudioCodes	         NOTE 2.000%11/0  050732AB2	" 11,004"  12,300,000 "	Sole
Bausch & Lomb	         FRNT 8/0	  071707AM5	" 30,210"  25,750,000 "	Sole
BioMarin Pharmaceutical  NOTE 2.500% 3/2  09061GAC5	" 13,316"  12,000,000 "	Sole
"CBRL Group, Inc."	 NOTE 4/0	  12489VAB2	" 5,980    13,000,000 "	Sole
CMS Energy	         NOTE 2.875%12/0  125896AW0	" 10,821"  10,100,000 "	Sole
Carnival Corporation	 DBCV 2.000% 4/1  143658AN2	" 6,200    5,475,000 "	Sole
"Cell Therapeutic, Inc"	 NOTE 4.000% 7/0  150934AF4	" 9,073 "  21,100,000 "	Sole
CenterPoint Energy	 NOTE 2.875% 1/1  15189TAL1	" 6,378 "  6,120,000 "	Sole
CenterPoint Energy	 NOTE 3.750% 5/1  15189TAM9	" 66,326"  57,922,000 "	Sole
Chesapeake Energy Corp   NOTE 2.750%11/1  165167BW6	" 13,937"  13,605,000 "	Sole
Ciber Inc	         SDCV 2.875%12/1  17163BAB8	" 12,809"  14,155,000 "	Sole
CIENA Corp	         NOTE 3.750% 2/0  171779AA9	" 1,920 "  2,000,000 "	Sole
Citadel Broadcasting	 NOTE 1.875% 2/1  17285TAB2	" 32,774"  39,250,000 "	Sole
CA Inc	                 NOTE 1.625%12/1  204912AQ2	" 50,081"  44,815,000 "	Sole
McDATA Corporation	 NOTE 3.000% 2/1  204925AC5	" 7,780 "  8,000,000 "	Sole
CONMED	                 NOTE 2.500%11/1  207410AD3	" 13,422"  15,770,000 "	Sole
Connetics Corp	         NOTE 2.000% 3/3  208192AD6	" 4,948 "  5,720,000 "	Sole
"Conseco, Inc"	         DBCV 3.500% 9/3  208464BH9	" 14,361"  13,500,000 "	Sole
Continental Airlines	 NOTE 4.500% 2/0  210795PD6	" 4,054 "  4,100,000 "	Sole
Cubist Pharm	         NOTE 2.250% 6/1  229678AC1	" 2,727 "  2,600,000 "	Sole
Curagen Corp	         NOTE 4.000% 2/1  23126RAE1	" 7,901 "  10,500,000 "	Sole
Cypress Semiconductor	 NOTE 1.250% 6/1  232806AH2	" 15,768"  14,000,000 "	Sole
Danaher Corporation	 NOTE 1/2	  235851AF9	" 3,744 "  3,975,000 "	Sole
Devon Energy	         DEB 4.900% 8/1	  25179MAA1	" 82,636"  67,985,000 "	Sole
Devon Energy	         DEB 4.950% 8/1	  25179MAB9	 182 	   150,000 "	Sole
Disney (Walt) Company	 NOTE 2.125% 4/1  254687AU0	" 111,44"  100,460,000 	Sole
"Dixie Group, Inc"	 SDCV 7.000% 5/1  255519AA8	 277 	   290,000 "	Sole
Durect Corp	         NOTE 6.250% 6/1  266605AB0	" 19,250"  14,460,000 "	Sole
EPIX Pharmaceuticals Inc NOTE 3.000% 6/1  26881QAB7	" 2,585 "  3,830,000 "	Sole
Eastman Kodak	         NOTE 3.375%10/1  277461BE8	" 73,398"  74,705,000 "	Sole
EDO Corp	         NOTE 4.000%11/1  281347AE4	" 12,762"  13,000,000 "	Sole
Edwards Lifesciences	 DBCV 3.875% 5/1  28176EAB4	" 8,513 "  8,460,000 "	Sole
Electronic Data Systems	 NOTE 3.875% 7/1  285661AF1	" 67,054"  67,000,000 "	Sole
"Empire Resorts, Inc"	 NOTE 5.500% 7/3  292052AB3	" 3,390 "  4,000,000 "	Sole
Encore Capital Group,Inc NOTE 3.375% 9/1  292554AB8	" 4,926 "  5,500,000 "	Sole
Endeavor Intl Corp	 NOTE 6.000% 1/1  29257MAB6	" 14,510"  16,054,000 "	Sole
"EnPro Industries, Inc"	 DBCV 3.937%10/1  29355XAB3	" 5,609 "  4,500,000 "	Sole
Euronet Worldwide Inc	 NOTE 3.500%10/1  298736AF6	" 9,192 "  7,750,000 "	Sole
ExpressJet Holdings	 NOTE 4.250% 8/0  30218UAB4	" 6,808 "  7,660,000 "	Sole
FTI Consulting	         NOTE 3.750% 7/1  302941AB5	" 14,559"  13,000,000 "	Sole
Fairfax Financial	 DBCV 5.000% 7/1  303901AL6	" 17,440"  20,250,000 "	Sole
Fisher Scientific	 NOTE 3.250% 3/0  338032AX3	" 71,933"  64,370,000 "	Sole
Four Seasons Hotels	 NOTE 1.875% 7/3  35100EAE4	" 96,316"  91,295,000 "	Sole
GATX Corp.	         NOTE 7.500% 2/0  361448AC7	" 13,655"  10,660,000 "	Sole
Gateway	                 NOTE 1.500%12/3  367626AB4	" 4,691 "  6,000,000 "	Sole
General Motors	         DEB SR CONV B	  370442733	" 9,169 "  489,300 "	Sole
Genesis Healthcare Corp	 SDCV 2.500% 3/1  37184DAE1	" 13,346"  12,650,000 "	Sole
Genzyme Corp	         NOTE 1.250%12/0  372917AN4	" 66,100"  63,405,000 "	Sole
Hasbro	                 DBCV 2.750%12/0  418056AN7	" 44,903"  45,185,000 "	Sole
Hewlett-Packard Co.	 NOTE 10/1	  428236AC7	" 93,889"  146,206,000 	Sole
Hilton Hotels Corp.	 NOTE 3.375% 4/1  432848AZ2	" 1,642 "  1,243,000 "	Sole
Hutchinson Technology Inc NOTE 3.250% 1/1 448407AF3	" 13,457"  15,290,000 "	Sole
Incyte Corp	         NOTE 3.500% 2/1  45337CAE2	" 12,263"  15,900,000 "	Sole
International Game Tech  DBCV 1/2	  459902AL6	 73 	   90,000 "	Sole
International Game Tech  DBCV 1/2	  459902AM4	" 86,725"  107,300,000 	Sole
Interpublic Group of Cos.NOTE 4.500% 3/1  460690AT7	" 9,759 "  9,870,000 "	Sole
Invitrogen	         NOTE 3.250% 6/1  46185RAM2	" 12,813"  13,500,000 "	Sole
Kellwood Co	         DBCV 3.500% 6/1  488044AF5	" 10,587"  12,000,000 "	Sole
Lab Corp of Amer Hldgs	 NOTE 9/1	  50540RAC6	 143 	"  170,000 "	Sole
Level 3 Communications	 NOTE 6.000% 9/1  52729NAG5	" 2,385 "  2,710,000 "	Sole
Level 3 Communications	 NOTE 6.000% 3/1  52729NAS9	" 20,171"  24,230,000 "	Sole
Level 3 Comm	         NOTE 10.000% 5/0 52729NBE9	" 15,263"  10,000,000 "	Sole
Level 3 Communications	 NOTE 3.500% 6/1  52729NBK5	" 6,801 "  6,700,000 "	Sole
Liberty Media	         DEB 3.500% 1/1	  530715AN1	" 55,640"  58,186,000 "	Sole
Liberty Media	         DEB 0.750% 3/3	  530718AF2	" 83,871"  78,845,000 "	Sole
Lincare Holdings	 DBCV 3.000% 6/1  532791AB6	" 8,428 "  8,600,000 "	Sole
"Lowe's Companies, Inc." NOTE 0.861%10/1  548661CG0	" 107,06"  101,485,000 	Sole
"Manor Care, Inc"	 NOTE 2.125% 4/1  564055AK7	 960 	   631,000 "	Sole
"Manor Care, Inc"	 NOTE 2.125% 8/0  564055AM3	" 25,974"  23,050,000 "	Sole
Manugistics Group Inc.	 NOTE 5.000%11/0  565011AB9	" 10,075"  10,100,000 "	Sole
Merrill Lynch	         NOTE 3/1	  590188W46	" 105,349  96,650,000 "	Sole
Nabors Industries Inc	 NOTE 6/1	  629568AL0	" 1,041 "" 950,000 "	Sole
Nash Finch Company	 FRNT 1.631% 3/1  631158AD4	" 7,650 "" 20,500,000 "	Sole
Nektar Therapeutics	 NOTE 3.250% 9/2  640268AH1	" 14,335 " 13,250,000 "	Sole
Noram Energy	         SDCV 6.000% 3/1  655419AC3	 274 	"  2,882 "	Sole
OMI Corp	         NOTE 2.875%12/0  670874AF3	" 15,218"  16,200,000 "	Sole
Ocwen Financial	         NOTE 3.250% 8/0  675746AD3	" 10,288"  8,750,000 "	Sole
Odyssey Re Holdings Corp DBCV 4.375% 6/1  67612WAB4	" 9,097 "  7,365,000 "	Sole
"Omnicare, Inc"	         DBCV 3.250%12/1  681904AL2	" 15,422"  16,900,000 "	Sole
"PMI Group, Inc"	 DBCV 2.500% 7/1  69344MAE1	 660 	   645,000 "	Sole
Par Pharmaceutical	 NOTE 2.875% 9/3  717125AC2	" 11,130"  13,430,000 "	Sole
Pixelworks	         SDCV 1.750% 5/1  72581MAB3	" 2,093 "  3,000,000 "	Sole
Barrick Gold Corp	 DBCV 2.750%10/1  725906AK7	" 18,423"  13,755,000 "	Sole
Quantum Corp	         NOTE 4.375% 8/0  747906AE5	" 4,156 "  4,560,000 "	Sole
RPM International	 NOTE 1.389% 5/1  749685AK9	" 81,271   151,100,000 	Sole
Rambus Inc	         NOTE 2/0	  750917AB2	" 12,649"  11,000,000 "	Sole
Royal Caribbean Cruises  NOTE 5/1	  780153AM4	" 9,380 "  15,600,000 "	Sole
SFBC International	 NOTE 2.250% 8/1  784121AB1	" 11,072"  13,000,000 "	Sole
SLM Corp	         DBCV 7/2	  78442PAC0	" 7,898    7,800,000 "	Sole
Safeguard Scientifics	 DBCV 2.625% 3/1  786449AG3	" 1,584    2,050,000 "	Sole
School Specialty Inc	 NOTE 3.750% 8/0  807863AE5	" 1,475    1,500,000 "	Sole
Scottish Annuity Life Hld NOTE 4.500%12/0 81013RAC9	" 41,912"  41,840,000 "	Sole
Sinclair Broadcast Group NOTE 4.875% 7/1  829226AU3	" 13,275"  15,000,000 "	Sole
Sirius Satellite Radio	 NOTE 2.500% 2/1  82966UAC7	" 1,356    1,100,000 "	Sole
Sirius Satellite Radio   NOTE 3.250%10/1  82966UAD5	" 15,606   13,600,000 "	Sole
"Sonic Automotive, Inc"	 NOTE 4.250%11/3  83545GAK8	" 9,812    9,000,000 "	Sole
SUPERVALU Inc.	         NOTE 11/0	  868536AP8	" 5,282 "  16,000,000 "	Sole
"TJX Companies, Inc"	 NOTE 2/1	  872540AL3	" 74,177"  93,517,000 "	Sole
Teva Pharm	         DBCV 0.500% 2/0  88164RAA5	 126 	   125,000 "	Sole
Teva Pharm	         DBCV 0.250% 2/0  88164RAB3	" 52,456"  51,097,000 "	Sole
Teva Pharm	         NOTE 1.750% 2/0  88165FAA0	 894 	   980,000 "	Sole
Time Warner Telecom Inc	 DBCV 2.375% 4/0  887319AC5	" 14,688"  14,200,000 "	Sole
Travelers Prop'y Caslty  NT CV JR 2032	  89420G307	" 1,116 "  45,500 "	Sole
Trinity Industries, Inc  NOTE 3.875% 6/0  896522AF6	" 13,512"  13,000,000 "	Sole
"TriZetto Group, Inc"	 NOTE 2.750%10/0  896882AB3	" 2,043 "  2,000,000 "	Sole
Tyco International Ltd	 DBCV 3.125% 1/1  902118BG2	" 78,916"  60,574,000 "	Sole
Unisource Energy	 NOTE 4.500% 3/0  909205AB2	" 6,187 "  6,250,000 "	Sole
"UTStarcom, Inc"	 NOTE 0.875% 3/0  918076AB6	" 29,066"  33,700,000 "	Sole
Vector Group Ltd	 NOTE 6.250% 7/1  92240MAC2	" 4,126 "  4,100,000 "	Sole
Vishay Intertechnology	 NOTE 3.625% 8/0  928298AF5	" 10,987"  10,550,000 "	Sole
Watson Pharmaceuticals	 DBCV 1.750% 3/1  942683AC7	" 5,168 "  5,880,000 "	Sole
Emdeon Corp	         NOTE 3.125% 9/0  94769MAG0	" 13,222   12,750,000 "	Sole
Wilson Greatbatch Tech   SDCV 2.250% 6/1  972232AB8	" 13,267 " 15,100,000 "	Sole
YRC Worldwide	         NOTE 3.375%11/2  985577AB1	" 54,675 " 45,880,000 "	Sole
			" 2,867,493 "